Other long-term investment and investment in joint ventures(Tables)	6 Months Ended
Jun. 30, 2017
Investments All Other Investments [Abstract]
Schedule of Other Long-term Investment

As of December 31, 2016 and June 30, 2017, the other long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2016	June 30, 2017
	US$		US$	US$
			(Audited)	(Unaudited)
Cost method investee
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—	738,073
Equity method investee
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	19.96%	—	8,118,800

Total	9,098,521		241,648	9,098,521